ADVANCES TO SUPPLIERS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in and Advances to Affiliates [Abstract]
Provision of advances to suppliers			$ 3,508,411
Provision of sale of subsidiaries	$ 1,539,867	$ 1,968,544